Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 461,246	$ 439,183
Less Accumulated depreciation	$ (391,078)	(363,417)	(277,363)
Property and equipment, net	$ 148,493	97,829	161,820
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		297,839	282,316
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 163,407	$ 156,867